Note Securities purchased under agreements to resell (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Securities Purchases Under Agreements To Resell
Not repledged	$ 0	$ 27,388
Total	$ 0	$ 27,388